Segment Geographical Information and Major Customers (Details) - Schedule of total revenues classified according to geographical destination - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue, Major Customer [Line Items]
Total revenues	$ 371,194	$ 325,630	$ 284,375
United States [Member]
Revenue, Major Customer [Line Items]
Total revenues	177,882	158,095	137,066
Israel [Member]
Revenue, Major Customer [Line Items]
Total revenues	149,094	124,523	103,850
Europe [Member]
Revenue, Major Customer [Line Items]
Total revenues	26,947	25,788	28,257
Japan [Member]
Revenue, Major Customer [Line Items]
Total revenues	12,643	12,499	9,797
Others [Member]
Revenue, Major Customer [Line Items]
Total revenues	$ 4,628	$ 4,725	$ 5,405